Employee benefits - Expenses recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Interest income	$ 876	$ 967	$ 2,013
Cost of revenues	798,519	666,501	533,916
Sales and marketing	23,080	16,675	17,628
Defined Benefit Plan [Member]
IFRS Statement [Line Items]
Current service costs		6	26
Interest income	(2)	(4)	(19)
Total Expenses	(2)	2	7
Cost of revenues	6	6	6
Research and development	(8)	(5)	1
General and administrative		1
Total Expenses	$ (2)	$ 2	$ 7